Pension And Other Postretirement Employee Benefits Plans (Schedule Of Contributions) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 20	$ 104	$ 193
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	67	9	93	175
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 11	$ 11	$ 18